Employees - Summary of Movements in Irrecoverable Surplus (Detail) - Irrecoverable Surplus [Member] € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of defined benefit plans [line items]
Change in asset ceiling, excluding amounts included in finance cost	€ (37)
Ending balance	(37)
Rest Of The World
Disclosure of defined benefit plans [line items]
Change in asset ceiling, excluding amounts included in finance cost	(37)
Ending balance	€ (37)